Share-based payments - Details grants Rapidfit (Details) - Rapidfit+ plan - Option	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based payment plans
Outstanding at beginning of period	186	186	186
Forfeited / Cancelled	(153)
Outstanding at end of period	33	186	186
Exercisable at the end of period	33	186	186